BNY Mellon Opportunistic Midcap Value Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.9%
Banks — 3.8%
First Horizon Corp.	427,566	9,034,470
Popular, Inc.	70,157	6,970,799
		16,005,269
Capital Goods — 9.8%
AECOM	58,090	6,794,787
Ferguson Enterprises, Inc.	20,569	4,441,464
GE Vernova, Inc. (a)	24,723	8,260,449
Hubbell, Inc.	5,050	2,323,455
Huntington Ingalls Industries, Inc.	10,211	2,020,961
Johnson Controls International PLC	116,439	9,764,575
Quanta Services, Inc.	23,083	7,952,555
		41,558,246
Commercial & Professional Services — 5.1%
CACI International, Inc., Cl. A (a)	10,685	4,913,818
Equifax, Inc.	22,179	5,801,139
Rentokil Initial PLC, ADR (b)	194,152	4,958,642
Waste Connections, Inc.	31,437	6,050,679
		21,724,278
Consumer Discretionary Distribution & Retail — 4.5%
Best Buy Co., Inc.	42,650	3,838,500
Burlington Stores, Inc. (a)	37,030	10,438,016
Pool Corp. (b)	12,906	4,866,724
		19,143,240
Consumer Durables & Apparel — 2.7%
Hasbro, Inc.	83,874	5,464,391
Skechers USA, Inc., Cl. A (a)	96,947	6,187,158
		11,651,549
Consumer Services — 5.7%
Aramark	253,917	10,331,883
Expedia Group, Inc. (a)	45,451	8,391,163
Las Vegas Sands Corp. (b)	102,146	5,419,867
		24,142,913
Energy — 5.3%
Antero Resources Corp. (a)	199,860	6,533,423
Diamondback Energy, Inc.	26,650	4,732,774
NOV, Inc.	343,111	5,496,638
Valero Energy Corp.	42,564	5,919,801
		22,682,636
Equity Real Estate Investment Trusts — 3.2%
Digital Realty Trust, Inc. (c)	54,190	10,604,441
Weyerhaeuser Co. (c)	98,238	3,169,158
		13,773,599
Financial Services — 6.1%
Fidelity National Information Services, Inc.	78,256	6,675,237
Global Payments, Inc.	44,483	5,291,698
LPL Financial Holdings, Inc.	20,842	6,776,776
Voya Financial, Inc.	86,654	7,192,282
		25,935,993

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Food, Beverage & Tobacco — 4.7%
Conagra Brands, Inc.	134,476	3,704,814
Darling Ingredients, Inc. (a)	103,719	4,203,731
Molson Coors Beverage Co., Cl. B	99,743	6,190,050
Tyson Foods, Inc., Cl. A	92,314	5,954,253
		20,052,848
Health Care Equipment & Services — 7.5%
Baxter International, Inc.	204,363	6,889,077
Centene Corp. (a)	73,896	4,433,760
Encompass Health Corp.	78,462	8,076,878
Globus Medical, Inc., Cl. A (a)	83,663	7,162,390
Labcorp Holdings, Inc.	22,427	5,408,495
		31,970,600
Household & Personal Products — 1.4%
Kenvue, Inc.	249,842	6,016,195
Insurance — 7.4%
Arch Capital Group Ltd.	54,590	5,498,305
Assurant, Inc.	41,300	9,379,230
Reinsurance Group of America, Inc.	30,139	6,883,748
RenaissanceRe Holdings Ltd.	34,001	9,729,386
		31,490,669
Materials — 6.4%
CRH PLC	63,624	6,506,826
Freeport-McMoRan, Inc.	124,418	5,499,276
International Paper Co. (b)	126,329	7,431,935
Newmont Corp.	191,230	8,020,186
		27,458,223
Media & Entertainment — 2.9%
Omnicom Group, Inc. (b)	26,787	2,807,813
Pinterest, Inc., Cl. A (a)	197,528	5,989,049
Reddit, Inc., Cl. A (a)	24,489	3,445,358
		12,242,220
Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
Charles River Laboratories International, Inc. (a)	29,399	5,852,165
Sarepta Therapeutics, Inc. (a)	33,229	4,430,755
		10,282,920
Real Estate Management & Development — .9%
Zillow Group, Inc., Cl. C (a),(b)	44,991	3,811,188
Semiconductors & Semiconductor Equipment — 1.4%
Rambus, Inc. (a)	101,925	5,892,284
Software & Services — 5.3%
Akamai Technologies, Inc. (a)	81,086	7,623,706
Cognizant Technology Solutions Corp., Cl. A	58,047	4,672,203
Dolby Laboratories, Inc., Cl. A	77,620	6,079,198
Twilio, Inc., Cl. A (a)	41,158	4,302,657
		22,677,764
Transportation — 4.7%
Knight-Swift Transportation Holdings, Inc.	101,738	6,039,168

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Transportation — 4.7% (continued)
Lyft, Inc., Cl. A (a)	410,097	7,119,284
Norfolk Southern Corp.	25,689	7,086,310
		20,244,762
Utilities — 5.7%
Constellation Energy Corp.	35,789	9,182,026
Dominion Energy, Inc.	153,743	9,032,401
Exelon Corp.	148,518	5,875,372
		24,089,799
Total Common Stocks (cost $306,347,021)		412,847,195
Private Equity — .8%
Software & Services — .8%
Databricks, Inc., Ser. H (a),(d)	32,643	3,019,477
Databricks, Inc., Ser. I (a),(d)	2,689	248,733
Total Private Equity (cost $2,596,384)		3,268,210

	1-Day Yield (%)
Investment Companies — 2.2%
Registered Investment Companies — 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $9,322,085)	4.67	9,322,085	9,322,085
Investment of Cash Collateral for Securities Loaned — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $3,553,883)	4.67	3,553,883	3,553,883
Total Investments (cost $321,819,373)		100.7%	428,991,373
Liabilities, Less Cash and Receivables		(.7)%	(2,946,734)
Net Assets		100.0%	426,044,639

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $23,256,338 and the value of the collateral was
$23,632,262, consisting of cash collateral of $3,553,883 and U.S. Government & Agency securities valued at $20,078,379.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at November 30, 2024. These securities were valued at $3,268,210 or .8% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Opportunistic Midcap Value Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	412,847,195	—	—	412,847,195
Equity Securities - Private Equity	—	—	3,268,210	3,268,210
Investment Companies	12,875,968	—	—	12,875,968

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized appreciation on investments was $107,172,000, consisting of $117,025,360 gross unrealized appreciation and $9,853,360 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.